ISSUED CAPITAL (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of common shares
The following table details the common shares of the Company as of June 30

	2020	2019

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,670	1,849,190,670

Issued shares, including 7,603,731 shares held by a subsidiary of the Company	1,756,731,135	1,756,731,135

The holders of common shares are, subject to our by-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares.

Schedule of detailed information about major shareholders
As of June 30, 2020, the Company’s largest shareholders and remaining free float are as follows:

Shareholder	Common shares	% of common and voting shares
L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,001	47.9%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Free Float, including 7,603,731 shares held by a subsidiary of the Company	770,158,572	43.8%
Total outstanding common shares	1,756,731,135	100.0%
* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion.